NOTES PAYABLE AND OTHER DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of notes payable and other debt
Notes payable and other debt consists of the following (a):

(Amounts in 000’s)	September 30, 2016	December 31, 2015
Senior debt—guaranteed by HUD	$28,767	$25,469
Senior debt—guaranteed by USDA	25,929	26,463
Senior debt—guaranteed by SBA	3,427	3,548
Senior debt—bonds, net of discount	6,950	7,025
Senior debt—other mortgage indebtedness	41,862	51,128
Other debt	1,624	2,638
Convertible debt	9,200	9,200
Deferred financing costs	(2,256)	(2,712)
Total debt	$115,503	$122,759
Current debt	19,164	50,960
Debt included in liabilities of disposal group held for sale (b)	32,036	958
Notes payable and other debt, net of current portion	$64,303	$70,841

(a)	HUD, U.S. Department of Agriculture (“USDA”), U.S. Small Business Administration (“SBA”).
(b) Includes $0.2 million and no deferred financing costs at September 30, 2016 and December 31, 2015, respectively.

The following is a detailed listing of the debt facilities that comprise each of the above categories:

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		September 30, 2016	December 31, 2015
Senior debt - guaranteed by HUD
The Pavilion Care Center	Red Mortgage	12/01/2027	Fixed	4.16%	$1,459	$1,534
Hearth and Care of Greenfield	Red Mortgage	08/01/2038	Fixed	4.20%	2,206	2,251
Woodland Manor	Midland State Bank	10/01/2044	Fixed	3.75%	5,475	5,556
Glenvue	Midland State Bank	10/01/2044	Fixed	3.75%	8,501	8,628
Autumn Breeze	KeyBank	01/01/2045	Fixed	3.65%	7,390	7,500
Georgetown	Midland State Bank	01/10/2046	Fixed	2.98%	3,736	—
Total					$28,767	$25,469
Senior debt - guaranteed by USDA
Attalla	Metro City	09/30/2035	Prime + 1.50%	5.50%	$7,244	$7,400
Coosa	Metro City	09/30/2035	Prime + 1.50%	5.50%	6,531	6,671
Mountain Trace	Community B&T	01/24/2036	Prime + 1.75%	5.75%	4,414	4,507
Southland	Bank of Atlanta	07/27/2036	Prime + 1.50%	6.00%	4,491	4,576
Homestead (b)	Square 1	10/14/2036	Prime + 1.00%	5.75%	3,249	3,309
Total					$25,929	$26,463
Senior debt - guaranteed by SBA
College Park	CDC	10/01/2031	Fixed	2.81%	$1,633	$1,697
Stone County (b)	CDC	07/01/2032	Fixed	2.42%	1,081	1,123
Southland	Bank of Atlanta	07/27/2036	Prime + 2.25%	5.75%	713	728
Total					$3,427	$3,548

(a)
Represents cash interest rates as of September 30, 2016 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.

(b) Debt included in liabilities of disposal group held for sale. On October 6, 2016, the Company completed the sale of the Arkansas Facilities (see Note 16 - Subsequent Events).

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		September 30, 2016	December 31, 2015
Senior debt - bonds, net of discount
Eaglewood Bonds Series A	City of Springfield, Ohio	05/01/2042	Fixed	7.65%	$6,452	$6,449
Eaglewood Bonds Series B	City of Springfield, Ohio	05/01/2021	Fixed	8.50%	498	576
Total					$6,950	$7,025

(a)
Represents cash interest rates as of September 30, 2016 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.

(Amounts in 000’s)					September 30,	December 31,
Facility	Lender	Maturity	Interest Rate (a)		2016	2015
Senior debt - other mortgage indebtedness
Sumter Valley (c)	PrivateBank	09/01/2016	LIBOR + 4.25%	4.71%	$5,866	$5,123
Georgetown (g)	PrivateBank	09/01/2016	LIBOR + 4.25%	4.71%	—	4,026
Northridge (b)	PrivateBank (d)	09/01/2016	LIBOR + 4.25%	5.50%	3,627	4,230
Woodland Hills (b)	PrivateBank (d)	09/01/2016	LIBOR + 4.25%	5.50%	3,050	3,557
Abington/Cumberland (b)	PrivateBank (d)	09/01/2016	LIBOR + 4.25%	5.50%	3,455	4,029
Heritage Park (b)	PrivateBank (d)	09/01/2016	LIBOR + 3.50%	6.00%	2,853	3,370
River Valley (b)	PrivateBank (d)	09/01/2016	LIBOR + 3.50%	6.00%	3,472	3,989
Little Rock/West Markham (b), (f)	PrivateBank (d)	12/31/2016	LIBOR + 4.00%	6.00%	9,788	11,399
Quail Creek (e)	Congressional Bank	09/30/2017	LIBOR + 4.75%	5.75%	4,462	5,000
Northwest	First Commercial	12/31/2017	Prime	5.00%	1,227	1,285
Stone County (b)	Metro City	06/08/2022	Prime + 2.25%	6.25%	1,669	1,697
College Park (f)	Bank of Las Vegas	05/01/2031	Prime + 2.00%	6.25%	2,393	2,465
Hembree Rd. Building	Fidelity Bank	12/01/2017	Fixed	5.50%	—	958
Total					$41,862	$51,128

(a)
Represents cash interest rates as of September 30, 2016 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.

(b)	Debt included in liabilities of disposal group held for sale. On October 6, 2016, the Company completed the sale of the Arkansas Facilities (see Note 16 - Subsequent Events).

(c)
On March 24, 2016, the Company obtained a lender commitment to extend the maturity date of the Sumter Credit Facility from September 2016 to June 2017, subject to definitive documentation and certain closing conditions, which commitment expires on November 30, 2016. On June 13, 2016, the Company received a commitment to refinance the Sumter Credit Facility, subject to definitive documentation and certain closing conditions. The Company expects to close on such financing arrangement with HUD in the fourth quarter of 2016.

(d)
On March 24, 2016, the Company obtained the release of approximately $3.9 million of restricted cash funds and applied the amounts as additional principal payments related to certain of the above debt facilities with the PrivateBank.

(e)	On September 19, 2016, the Company obtained an option to extend the maturity date of the Quail Creek Credit Facility from September 2017 to September 2018, which management intends to exercise.

(f) On October 6, 2016, the related debt was repaid as part of the sale of the Arkansas Facilities (see Note 16 - Subsequent Events).

(g) On September 29, 2016, the Company closed a HUD-guaranteed financing in the amount of $3.7 million, which refinanced approximately $3.1 million in debt previously owed to the PrivateBank with respect to the Georgetown Facility.

(Amounts in 000’s)
Lender	Maturity	Interest Rate		September 30, 2016	December 31, 2015
Other debt
First Insurance Funding	02/28/2017	Fixed	3.99%	$80	$14
Key Bank	10/17/2017	Fixed	0.00%	680	680
Reliant Rehabilitation	11/15/2016	Fixed	7.00%	193	944
Pharmacy Care of Arkansas	02/08/2018	Fixed	2.00%	671	1,000
Total				$1,624	$2,638

(Amounts in 000’s)
Facility	Maturity	Interest Rate (a)		September 30, 2016	December 31, 2015
Convertible debt
Issued July 2012	10/31/2017	Fixed	10.00%	$1,500	$1,500
Issued March 2015	04/30/2017	Fixed	10.00%	7,700	7,700
Total				$9,200	$9,200

(a)	Represents cash interest rates as of September 30, 2016. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.

Notes payable and other debt consists of the following:

	December 31,
Amounts in (000's)	2015	2014
Revolving credit facilities and lines of credit	$—	$6,832
Senior debt—guaranteed by HUD (a)	25,469	26,022
Senior debt—guaranteed by USDA (a)	26,463	27,128
Senior debt—guaranteed by SBA (a)	3,548	3,703
Senior debt—bonds, net of discount (b)	7,025	12,967
Senior debt—other mortgage indebtedness (c) (d)	51,128	60,277
Other debt	2,638	430
Convertible debt	9,200	14,000
Total	125,471	151,359
Less current portion	50,960	22,012
Less: portion included in liabilities of variable interest entity held for sale (b)	—	5,956
Less: portion included in liabilities of disposal group held for sale (c)	958	5,197
Less: portion included in liabilities of disposal group held for use (d)	—	4,035
Notes payable and other debt, net of current portion	$73,553	$114,159

(a)  United States Department of Housing and Urban Development ("HUD"), United States Department of Agriculture ("USDA"), Small Business Administration ("SBA")
(b) The senior debt - bonds, net of discount included $6.0 million at December 31, 2014 related to revenue bonds issued by the Medical Clinical Board of the City of Hoover in the State of Alabama to the Company's consolidated VIE,Riverchase Village ADK, LLC ("Riverchase"). On November 20, 2015, the Riverchase facility financed with such bonds was sold to a third-party unrelated to the Company.
(c)  At December 31, 2014, the senior debt - other mortgage indebtedness included $5.0 million related to the outstanding loan entered into in conjunction with the acquisition of Companions, a skilled nursing facility located in Tulsa, Oklahoma, as well as a related $0.2 million outstanding line of credit balance. On October 30, 2015, the Company completed the sale of Companions. At December 31, 2015, the senior debt - other mortgage indebtedness includes $1.0 million related to the outstanding loan on one of the two office buildings located in Roswell, Georgia.
(d)  At December 31, 2014, the senior debt - other mortgage indebtedness included $4.0 million related to the outstanding loans entered into in conjunction with the acquisition of a skilled nursing facility located in Bentonville, Arkansas and one of the two office buildings located in Roswell, Georgia. During the twelve months ended December 31, 2015, the Bentonville, Arkansas facility was sold and the outstanding loan on the office building in Roswell, Georgia was reclassified to liabilities held for sale.

Schedule of Credit-Related Instruments, Out of Compliance	The Company’s credit-related instruments were all in compliance as of September 30, 2016.
The table below indicates which of the Company's credit-related instruments are out of compliance as of December 31, 2015:

Credit Facility	Balance at December 31, 2015 (000's)	Consolidated or Subsidiary Level Covenant Requirement	Financial Covenant	Measurement Period	Min/Max Financial Covenant Required	Financial Covenant Metric Achieved		Future Financial Covenant Metric Required
Community Bank - Mountain Trace Nursing ADK, LLC - USDA	$4,507	Subsidiary	Minimum Debt Service Coverage Ratio	Quarterly	1.0	0.50	*	1.00
PrivateBank - Mortgage Note - Valley River Nursing, LLC; Park Heritage Nursing, LLC; Benton Nursing, LLC	$7,359	Operator	Minimum EBITDAR (000s)	Quarterly	$265	$36	*	$265
		Guarantor	Minimum Debt Service Coverage Ratio	Annual	1.0	0.4	*	1.0
Private Bank - Mortgage Note - Little Rock HC&R Nursing, LLC	$11,399	Operator	Minimum EBITDAR (000s)	Quarterly	$450	$23	*	$450
		Guarantor	Minimum Debt Service Coverage Ratio	Annual	1.0	0.4	*	1.0
		Guarantor	Maximum Annual Leverage Ratio	Annual	11	222	*	11
PrivateBank - Mortgage Note - Georgetown HC&R Property Holdings, LLC; Sumter Valley HC&R Property Holdings, LLC	$9,149	Operator	Minimum Debt Service Coverage Ratio	Quarterly	1.8	1.1	*	1.8
		Guarantor	Minimum Debt Service Coverage Ratio	Annual	1.0	0.4	*	1.0
		Guarantor	Maximum Annual Leverage Ratio	Annual	11	222	*	11
PrivateBank - Mortgage Note - APH&R Property Holdings, LLC; Northridge HC&R Property Holdings, LLC; Woodland Hills HC Property Holdings, LLC	$11,816	Operator	Minimum EBITDAR	Quarterly	$495	$(601)	*	$495
		Guarantor	Minimum Debt Service Coverage Ratio	Annual	1.0	0.4	*	1.0
		Guarantor	Maximum Annual Leverage Ratio	Annual	11.0	222	*	11.0
Congressional Bank - Mortgage Note - QC Property Holdings, LLC	$5,000	Subsidiary	Minimum Fixed Charge Coverage Ratio	Quarterly	1.1	(0.5)	*	1.1
		Subsidiary	Minimum Debt Service Coverage Ratio	Annual	1.5	(1.1)	*	1.5
*    Waiver or amendment for violation of covenant obtained for the next twelve months.

Summary of the scheduled maturities
The schedule below summarizes the scheduled maturities for the twelve months ended September 30 of the respective year (not adjusted for commitments to refinance or extend the maturities of debt as noted above).

For the twelve months ended September 30,	(Amounts in 000’s)
2017	$51,408
2018	8,779
2019	1,708
2020	1,796
2021	1,883
Thereafter	52,380
Subtotal	$117,954
Less: unamortized discounts	(195)
Less: deferred financing costs	(2,256)
Total notes and other debt	$115,503

The schedule below summarizes the scheduled maturities as of December 31, 2015 for each of the next five years and thereafter. The 2016 maturities include $1.0 million related to the outstanding loan on one of the two office buildings located in Roswell, Georgia classified as liabilities of disposal group held for sale.

Amounts in (000's)
2016	$51,918
2017	12,580
2018	1,800
2019	1,848
2020	1,945
Thereafter	55,585
Subtotal	125,676
Less: unamortized discounts	(205)
Total notes and other debt	$125,471